BASIC AND DILUTED NET LOSS PER SHARE - Schedule of Computation of Basic and Diluted Losses (Details) $ / shares in Units, $ in Thousands		6 Months Ended
		Jun. 30, 2022 USD ($) $ / shares shares	Jun. 30, 2021 USD ($) $ / shares shares	Jun. 30, 2021 ₪ / shares
Numerator:
Net loss for basic and diluted loss per share | $		$ (46,709)	$ (43,774)
Denominator:
Weighted average number of ordinary shares and preferred shares used in computing basic net loss per share (in shares)	[1]	290,975,091	196,367,365
Weighted average number of ordinary shares and preferred shares used in computing diluted net loss per share (in shares)	[1]	290,975,091	196,367,365
Basic net loss per ordinary share and preferred share (in USD per share) | ₪ / shares				₪ (0.22)
Diluted net loss per ordinary share and preferred share (in USD per share) | ₪ / shares				₪ (0.22)
Class A Ordinary and Preferred Shares
Denominator:
Weighted average number of ordinary shares and preferred shares used in computing basic net loss per share (in shares)		290,975,091	196,367,365
Weighted average number of ordinary shares and preferred shares used in computing diluted net loss per share (in shares)		290,975,091	196,367,365
Basic net loss per ordinary share and preferred share (in USD per share) | $ / shares		$ (0.16)	$ (0.22)
Diluted net loss per ordinary share and preferred share (in USD per share) | $ / shares		$ (0.16)	$ (0.22)

[1]	Prior period results have been retroactively adjusted to reflect the 1:26.7017 stock split and the changes in par value from 0.01 NIS to no par value effected on July 22, 2021.